Note 13 - Leases - Components of Operating Lease Expense (Details) $ in Thousands	12 Months Ended
Jan. 31, 2020 USD ($)
Operating lease cost	$ 4,902
Short-term lease cost	866
Total operating lease cost	5,768
Operating cash outflows from operating leases included in measurement of lease liabilities	4,150
Increase in ROU asset from non-cash activities, including lease modifications and new leases	$ 6,439
Weighted average remaining lease term (years) (Year)	4 years 109 days
Weighted average discount rate (%)	2.80%